Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Series C	Series D	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Series D	Accumulated Other Comprehensive (Loss)	Accumulated Deficit
Balance as of beginning of period (in shares) at Dec. 31, 2019	27,967,896
Balance as of beginning of period at Dec. 31, 2019	$ 101,858
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	75,660,962
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs	$ 28,153
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock (in shares)	18,561,773
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock	$ 6,967
Extinguishment of redeemable convertible preferred stock (in shares)	(4,456,248)
Extinguishment of redeemable convertible preferred stock	$ (13,274)
Balance as of end of period (in shares) at Dec. 31, 2020	117,734,383	8,399,058	94,222,735
Balance as of end of period at Dec. 31, 2020	$ 123,704	$ 39,378	$ 35,120
Balance as of beginning of period (in shares) at Dec. 31, 2019				14,721,523
Balance as of beginning of period at Dec. 31, 2019	$ (100,823)			$ 1	$ 13,196			$ (114,020)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	55,000			71,522
Issuance of common stock upon exercise of stock options	$ 53				53
Issuance of common stock warrants			$ 27			$ 27
Extinguishment of redeemable convertible preferred stock (in shares)				1,210,513
Extinguishment of redeemable convertible preferred stock	13,274				223			13,051
Stock-based compensation	1,455				1,455
Net loss	(21,807)							(21,807)
Balance as of end of period (in shares) at Dec. 31, 2020				16,003,558
Balance as of end of period at Dec. 31, 2020	$ (107,821)			$ 1	14,954			(122,776)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock into common stock (in shares)	(124,681,207)
Conversion of preferred stock into common stock	$ (180,180)
Conversion of warrants into preferred stock, net settlement (in shares)	126,802
Conversion of warrants into preferred stock, net settlement	$ 899
Conversion of convertible notes into preferred stock (in shares)	6,820,022
Conversion of convertible notes into preferred stock	$ 55,577
Balance as of end of period (in shares) at Dec. 31, 2021	0
Balance as of end of period at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock into common stock (in shares)				126,310,700
Conversion of preferred stock into common stock	$ 180,180				180,180
Issuance of common stock upon exercise of stock options (in shares)	269,000			269,112
Issuance of common stock upon exercise of stock options	$ 385				385
Issuance of common stock warrants	316				316
Conversion of warrants into common stock, net settlement (in shares)				239,992
Conversion of warrants into common stock, net settlement	3,635				3,635
Issuance of contingent earnout liability upon the reverse recapitalization	(120,763)				(120,763)
Issuance of warrants upon the reverse recapitalization	(21,051)				(21,051)
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares)				40,409,132
Issuance of common stock upon the reverse recapitalization, net of issuance costs	278,271			$ 1	278,270
Stock-based compensation	4,368				4,368
Net loss	(107,091)							(107,091)
Other comprehensive loss	(14)						$ (14)
Balance as of end of period (in shares) at Dec. 31, 2021				183,232,494
Balance as of end of period at Dec. 31, 2021	$ 110,415			$ 2	$ 340,294		$ (14)	$ (229,867)